Spirited Funds/ETFMG Whiskey & Spirits ETF
Spirited Funds/ETFMG Whiskey & Spirits ETF
Spirited Funds/ETFMG Whiskey & Spirits ETF (WSKY)

a series of ETF Managers Trust

May 1, 2017

Supplement to the Prospectus and Statement of Additional Information
 dated September 30, 2016, as previously supplemented

Effective May 1, 2017, the management fee for the Spirited Funds/ETFMG Whiskey & Spirits ETF (the “Fund”) will be reduced to an annual rate of 0.60% of the average daily net assets of the Fund, calculated daily and paid monthly.

Effective May 1, 2017, the “Fees and Expenses” and “Example” sections on page 1 of the Prospectus are replaced with the following:

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Spirited Funds/ETFMG Whiskey & Spirits ETF Spirited Funds/ETFMG Whiskey & Spirits ETF
Management Fee	0.60%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.60%
[1]	Restated to reflect the Fund's current contractual management fee effective May 1, 2017.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example	1 Year	3 Years
Spirited Funds/ETFMG Whiskey & Spirits ETF | Spirited Funds/ETFMG Whiskey & Spirits ETF | USD ($)	61	192

Please retain this Supplement with your Prospectus and Statement of Additional Information for future reference.